Condensed Consolidated Balance Sheet - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Assets
Cash and balances at central banks	£ 39,021	£ 41,250
Financial assets at fair value through profit or loss:
Derivative financial instruments	2,002	3,406
Other financial assets at fair value through profit or loss	179	208
Financial assets at amortised cost:
Loans and advances to customers	207,998	208,750
Loans and advances to banks	1,312	1,682
Reverse repurchase agreements – non trading	18,197	19,599
Other financial assets at amortised cost	530	1,163
Financial assets at fair value through other comprehensive income	6,368	8,950
Interests in other entities	183	172
Intangible assets	1,589	1,646
Property, plant and equipment	1,596	1,734
Current tax assets	282	264
Retirement benefit assets	1,083	495
Other assets	2,629	3,013
Assets held for sale	2,645	0
Total assets	285,614	292,332
Financial liabilities at fair value through profit or loss:
Derivative financial instruments	1,063	1,584
Other financial liabilities at fair value through profit or loss	1,023	1,434
Financial liabilities at amortised cost:
Deposits by customers	193,317	195,135
Deposits by banks	20,502	20,958
Repurchase agreements – non trading	14,089	15,848
Debt securities in issue	29,140	35,566
Subordinated liabilities	2,513	2,556
Other liabilities	2,365	2,337
Provisions	444	464
Deferred tax liabilities	386	111
Retirement benefit obligations	152	403
Liabilities held for sale	3,912	0
Total liabilities	268,906	276,396
Equity
Share capital	3,105	3,105
Share premium	5,620	5,620
Other equity instruments	2,191	2,191
Retained earnings	5,306	4,348
Other reserves	306	510
Total shareholders’ equity	16,528	15,774
Non-controlling interests	180	162
Total equity	16,708	15,936
Total liabilities and equity	£ 285,614	£ 292,332